Preferred Shares Series B (Details) - USD ($)		3 Months Ended		6 Months Ended
	Jul. 14, 2020	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Jul. 12, 2019
Related Party Transaction [Line Items]
Preferred Shares, Shares Issued		6,858,079		6,858,079		9,355,778
Series B Preferred Stock
Related Party Transaction [Line Items]
Preferred shares exchanged							6,500,000
Preferred Shares, Shares Issued							6,843,778
Preferred Stock, Reason why Security is Not Redeemable				Pursuant to the terms of a waiver agreement entered into by FBC Holdings and the Company on April 8, 2021, FBC Holdings has irrevocably and unconditionally waived its ability, upon providing the Company with at least 61 days' prior written notice, to increase or decrease the maximum percentage from the 9.99% threshold provided for in the Company's articles of amendment governing the rights and preferences of outstanding shares of Series B Preferred Shares unless FBC Holdings obtains the Company's prior written consent
Convertible Preferred Stock, Terms of Conversion	Series B Preferred Shares (i) are convertible into the Company’s common shares, subject to prior shareholder approval, at a conversion rate equal to $1.00 per share, plus accrued and unpaid dividends, divided by an amount equal to 0.85 multiplied by a 15-day volume weighted average price per common share prior to the date the conversion notice is provided (the “Conversion Rate”), subject to a conversion price floor of $0.80
Preferred Stock, Dividend Rate, Percentage				8.00%
Dividends Payable		$ 342,000		$ 342,000		$ 71,000
Dividends		$ 137,000	$ 0	$ 272,000	$ 0